34. Operating Segments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
ASSETS	R$ 35,930,100	R$ 33,162,377
CURRENT ASSETS	6,677,846	5,701,834
NON-CURRENT ASSETS	29,252,254	27,460,543
Long Term Assets	10,014,260	8,607,626
Investments	2,368,234	2,570,643	R$ 2,344,512
Property, Plant and Equipment	10,840,663	9,829,450	R$ 8,934,303
Intangible Assets	6,029,097	6,452,824
Electric Energy GET
Disclosure of operating segments [line items]
ASSETS	18,573,953	17,110,518
CURRENT ASSETS	1,700,739	1,461,512
NON-CURRENT ASSETS	16,864,244	15,649,006
Long Term Assets	4,660,867	4,037,312
Investments	2,225,081	2,424,081
Property, Plant and Equipment	9,728,872	8,924,508
Intangible Assets	249,424	263,105
Electric Energy DIS
Disclosure of operating segments [line items]
ASSETS	12,331,603	11,529,588
CURRENT ASSETS	3,971,915	3,609,663
NON-CURRENT ASSETS	8,359,688	7,919,925
Long Term Assets	2,968,282	2,167,690
Investments	1,343	1,362
Property, Plant and Equipment	0	0
Intangible Assets	5,390,063	5,750,873
TEL
Disclosure of operating segments [line items]
ASSETS	1,264,748	1,054,741
CURRENT ASSETS	88,239	102,002
NON-CURRENT ASSETS	1,176,509	952,739
Long Term Assets	88,798	69,543
Investments	0	0
Property, Plant and Equipment	1,071,489	866,489
Intangible Assets	16,222	16,707
GAS
Disclosure of operating segments [line items]
ASSETS	675,286	632,910
CURRENT ASSETS	204,725	151,966
NON-CURRENT ASSETS	470,561	480,944
Long Term Assets	466,942	437,056
Investments	0	0
Property, Plant and Equipment	0	0
Intangible Assets	3,619	43,888
COM
Disclosure of operating segments [line items]
ASSETS	227,287	208,369
CURRENT ASSETS	181,078	187,966
NON-CURRENT ASSETS	46,209	20,403
Long Term Assets	43,564	17,703
Investments	2,441	2,457
Property, Plant and Equipment	51	57
Intangible Assets	153	186
HOL
Disclosure of operating segments [line items]
ASSETS	3,371,844	3,211,162
CURRENT ASSETS	1,226,960	1,035,545
NON-CURRENT ASSETS	2,144,884	2,175,617
Long Term Assets	1,950,280	2,019,192
Investments	152,178	115,765
Property, Plant and Equipment	40,251	38,396
Intangible Assets	2,175	2,264
Intersegment operations
Disclosure of operating segments [line items]
ASSETS	(496,065)	(584,911)
CURRENT ASSETS	(699,033)	(846,820)
NON-CURRENT ASSETS	202,968	261,909
Long Term Assets	(164,473)	(140,870)
Investments	0	26,978
Property, Plant and Equipment	0	0
Intangible Assets	R$ 367,441	R$ 375,801